Capital Lease (Tables)	12 Months Ended
Dec. 31, 2013
Capital Lease [Abstract]
Schedule of Future Minimum Lease Payments for Capital Leases

Future minimum lease payments under the capital lease are payable in future years as follows:

2014	$9,456
2015	9,456
Net minimum lease payments	18,912
Less amounts representing interest	(2,863)

Capital lease obligation payable	$16,049